SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 11, 2021, the Company issued the Note to the Lender, which provides for borrowings from time to time of up to an aggregate of $1,000,000. The Note bears no interest and is due and payable upon the date on which the Company consummates its initial Business Combination. At the election of the Lender, all or a portion of the unpaid principal amount of the Note may be converted upon the consummation of the Company’s initial Business Combination into a number of warrants of the Company, with each warrant being exercisable for one share of common stock of the Company (the “Conversion Warrants”), equal to: (x) the portion of the principal amount of the Note being converted, divided by (y) $0.75, rounded up to the nearest whole number of warrants. The Conversion Warrants are identical to the Private Warrants issued. On February 2, 2021, the Company borrowed $100,000 in accordance with the Note.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below and the restatement discussed in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

In October 2021, the Company increased the principal amount available under the Note (as defined in Note 1 under Liquidity) to $3,000,000.